Performance Management - STERLING CAPITAL FOCUS EQUITY ETF	Sep. 29, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapital.com/etf or by calling (888) 228-1872 .

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]
Best quarter:	4th Quarter 2023	22.71%
Worst quarter:	2nd Quarter 2022	(24.31)%
The Fund’s year-to-date return as of the most recent quarter, which ended June 30, 2025 was 6.43%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Availability Website Address [Text]	www.sterlingcapital.com/etf
Performance Availability Phone [Text]	(888) 228-1872
STERLING CAPITAL FOCUS EQUITY ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.43%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	22.71%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(24.31%)
Lowest Quarterly Return, Date	Jun. 30, 2022